Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per Share
Schedule of computation of basic and diluted earnings per share

	Three months ended June 30,
	2026	2025
Numerator:
Net income (in thousands of US$)	$151,815	$130,904

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	18,204	18,344
Effect of dilutive securities:
Dilutive effect of non-vested shares	52	52
Diluted weighted average common shares outstanding	18,256	18,396
Basic earnings per share (in US$ per share)	$8.34	$7.14
Diluted earnings per share (in US$ per share)	$8.32	$7.12

	Six months ended June 30,
	2026	2025
Numerator:
Net income (in thousands of US$)	$292,236	$246,051

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	18,207	18,546
Effect of dilutive securities:
Dilutive effect of non-vested shares	38	42
Diluted weighted average common shares outstanding	18,245	18,588
Basic earnings per share (in US$ per share)	$16.05	$13.27
Diluted earnings per share (in US$ per share)	$16.02	$13.24